Prepayments and Other Current Assets (Detail)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 1,693,520	[1]	10,658,844	[1]	9,934,564	[1]
Staff advances	796,398	[2]	5,012,447	[2]	6,768,392	[2]
Advances to suppliers	642,858		4,046,085		12,081,460
Rental deposits	315,393		1,985,049		1,814,117
Prepaid game distribution license fee	2,286,798	[3]	14,392,878	[3]	12,914,265	[3]
Tax receivable	370,762		2,333,537		950,286
VAT refundable	3,940,779		24,802,871		22,705,555
Interest receivable	1,067,968		6,721,682		18,792,361
Proceeds receivable on deconsolidation of a subsidiary	4,548,054	[4]	28,625,000	[4]	28,625,000	[4]
Advances to shareholder of Huayi Giant Information	1,191,630		7,500,000		7,500,000
Others	933,194		5,873,435		10,641,408
Total	$ 17,787,354		111,951,828		132,727,408

[1]	Prepaid expenses mainly relate to prepayments for insurance fee and Internet Data Center ("IDC") services or space rental and facilities.
[2]	Staff advances relates to cash advances given to certain employees for use during business operations and are recognized as sales and marketing expenses when expensed.
[3]	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2011, the Group has paid RMB14,392,878 (US$2,286,798) in upfront payments, which is being recorded as a prepaid game distribution license fee.
[4]	The Group had a receivable due from the shareholder of Huayi Giant Information amounting to RMB 28,625,000 (US$4,548,054) due to the disposition of Huayi Giant Information in 2010. According to the disposition agreement, the settlement of the remaining consideration is subject to the completion of legal and administrative procedures by Huayi Giant Information, including obtaining of an Internet Content Provider certificate, Internet Publishing License and Internet Operation License.